United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos, New Haven, CT, November 2000


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 143

Form 13F Information Value Total (thousands): 702582



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS  CUSIP  (x$1000)PRN AMT PRN CALL DISCRETIONMANAGERS SOLE SHARED      NONE        CALC FOR
-----------------------  ----- ------------------------------------------- VALUE
AMEX Technology Select SPDR      COMMON        81369Y803    7448  160600         SOLE              160600
AMR Corp.                        COMMON        001765106    1130   34500         SOLE              34500
AT&T Corp                        COMMON        001957109    4558  155150         SOLE              155150
AT&T Corp                        COMMON        001957406     985   47200         SOLE              47200
Abbott Laboratories              COMMON        002824100    6216  130700         SOLE              130700
Affymetrix Inc.                  COMMON        00826T108     100    2000         SOLE              2000
Agilent Technologies, Inc.       COMMON        00846U101    4336   88602         SOLE              88602
Albertson's Inc.                 COMMON        013104104    2228  106109         SOLE              106109
Allstate Corp                    COMMON        020002101    4884  140560         SOLE              140560
America Online, Inc.             COMMON        02364J104    3252   60500         SOLE              60500
American Express                 COMMON        025816109    7617  125375         SOLE              125375
American General Corp            COMMON        026351106    3253   41700         SOLE              41700
American International Group     COMMON        026874107   10219  106800         SOLE              106800
Anheuser-Busch Cos Inc           COMMON        035229103    6135  145000         SOLE              145000
Applied Materials, Inc.          COMMON        038222105    4182   70500         SOLE              70500
Archer-Daniels-Midland Co        COMMON        039483102    2152  249555         SOLE              249555
Associates First Capital-A       COMMON        046008108    7766  204376         SOLE              204376
AutoZone                         COMMON        053332102    2380  104900         SOLE              104900
Automatic Data Processing        COMMON        053015103    8159  122000         SOLE              122000
BP Amoco PLC ADR                 COMMON        055622104    4585   86500         SOLE              86500
Baker-Hughes Inc                 COMMON        057224107    1689   45500         SOLE              45500
Banc One Corp. New               COMMON        06423A103    5460  143440         SOLE              143440
BankAmerica Corp.                COMMON        060505104    5717  109161         SOLE              109161
Baxter International Inc.        COMMON        071813109    1357   17000         SOLE              17000
BellSouth Corp.                  COMMON        079860102    3443   85000         SOLE              85000
Boeing Co.                       COMMON        097023105    3770   60084         SOLE              60084
Bristol-Myers Squibb Co.         COMMON        110122108    6153  107000         SOLE              107000
BroadWing Inc.                   COMMON        111620100    3962  155000         SOLE              155000
Broadband Holdrs Trust           COMMON        11130P104    2692   34000         SOLE              34000
Broadcom Corp. - Class A         COMMON        111320107    1073    4400         SOLE              4400
Burlington Resources Inc.        COMMON        122014103    2253   61200         SOLE              61200
Chase Manhattan Corp.            COMMON        16161A108    7861  170200         SOLE              170200
Check Point Software Tech Ltd    COMMON        M22465104     536    3400         SOLE              3400
Chevron Corp                     COMMON        166751107    3419   40100         SOLE              40100
Chubb Corp.                      COMMON        171232101    5515   69700         SOLE              69700
Cisco Sytems, Inc.               COMMON        17275R102   22570  408500         SOLE              408500
Citibank Canada                  COMMON        172967101   10056  185999         SOLE              185999
Clorox Co.                       COMMON        189054109    2947   74500         SOLE              74500
Coca-Cola Co                     COMMON        191216100   15997  290200         SOLE              290200
Colgate Palmolive Co.            COMMON        194162103    3380   71600         SOLE              71600
Compaq Computer Corp.            COMMON        204493100    3773  137100         SOLE              137100
Comverse Technology, Inc.        COMMON        205862402     248    2300         SOLE              2300
Convergys Corp.                  COMMON        212485106    4976  128000         SOLE              128000
Corning Inc                      COMMON        219350105     772    2600         SOLE              2600
Danielson Holding Corp           COMMON        236274106     755  183037         SOLE              183037
Deere & Co                       COMMON        244199105    2735   82250         SOLE              82250
Delphi Automotive Systems        COMMON        247126105    2553  168813         SOLE              168813
Devon Energy Corporation         COMMON        25179M103    2749   45700         SOLE              45700
Du Pont (E.I.) De Nemours & Co   COMMON        263534109    3737   91435         SOLE              91435
EMC Corp.                        COMMON        268648102    6308   63400         SOLE              63400
Eastman Kodak Co                 COMMON        277461109    1521   37200         SOLE              37200
El Paso Energy Corp.             COMMON        283905107    5281   85700         SOLE              85700
Elan Corporation PLC             COMMON        284131208    5200   94980         SOLE              94980
Electronic Data Systems          COMMON        285661104    4532  109200         SOLE              109200
Emerson Electric Co              COMMON        291011104    6693   99900         SOLE              99900
Engelhard Corp                   COMMON        292845104    2135  131400         SOLE              131400
Enron Corp.                      COMMON        293561106     386    4400         SOLE              4400
Ericsson (LM) Tel. Co CL B ADR   COMMON        294821400    3748  253000         SOLE              253000
Exxon Mobil Corporation          COMMON        30231G102   20370  228602         SOLE              228602
Federal Home Loan Mtg Corp       COMMON        313400301    6417  118700         SOLE              118700
Federal National Mortgage Assn   COMMON        313586109    4876   68200         SOLE              68200
Fedex Corp.                      COMMON        31428X106    2244   50600         SOLE              50600
First Data Corporation           COMMON        319963104    5352  137000         SOLE              137000
FleetBoston Financial Corp.      COMMON        339030108    4349  111500         SOLE              111500
Ford Motor Co.                   COMMON        345370860    6507  255182         SOLE              255182
Gannett Company Inc              COMMON        364730101    3355   63300         SOLE              63300
General Electric Co              COMMON        369604103   41952  725650         SOLE              725650
General Motors Corp.             COMMON        370442832    3938  105909         SOLE              105909
Gillette Co                      COMMON        375766102    4844  156900         SOLE              156900
Guidant Corp.                    COMMON        401698105    3344   47300         SOLE              47300
Heinz (H.J.) Co                  COMMON        423074103    1195   32250         SOLE              32250
Hewlett-Packard Co               COMMON        428236103   10735  110100         SOLE              110100
Honeywell International          COMMON        438516106    4752  133400         SOLE              133400
I2 Technologies Inc.             COMMON        465754109     496    2650         SOLE              2650
IBM Corp.                        COMMON        459200101   14720  130700         SOLE              130700
Intel Corp                       COMMON        458140100   22589  543500         SOLE              543500
Internet Architect Holdrs        COMMON        46060A107    3001   31900         SOLE              31900
Internet HOLDRs Trust            COMMON        46059W102    2409   24800         SOLE              24800
JDS Uniphase Corp.               COMMON        46612J101     758    8000         SOLE              8000
Kimberly Clark Corp.             COMMON        494368103    3545   63520         SOLE              63520
Kimco Realty Corp.               COMMON        49446R109    3845   91000         SOLE              91000
Lilly (Eli) & Co                 COMMON        532457108    7537   92900         SOLE              92900
Lowes Companies, Inc.            COMMON        548661107    5372  119700         SOLE              119700
Lucent Technologies Inc.         COMMON        549463107    5191  170200         SOLE              170200
MBIA Inc.                        COMMON        55262C100    6960   97850         SOLE              97850
Manpower, Inc.                   COMMON        56418H100    2411   75500         SOLE              75500
Marsh & McLennan Companies       COMMON        571748102    9916   74700         SOLE              74700
McDonalds Corp                   COMMON        580135101    5871  194500         SOLE              194500
Mcgraw-Hill Companies            COMMON        580645109    3229   50800         SOLE              50800
Medtronic, Inc.                  COMMON        585055106    7192  138800         SOLE              138800
Merck & Co                       COMMON        589331107   20061  269500         SOLE              269500
Microsoft Corporation            COMMON        594918104   17720  293801         SOLE              293801
Minnesota Mining & Mfg Co        COMMON        604059105    3290   36100         SOLE              36100
Morgan (J.P.) & Co               COMMON        616880100    4378   26800         SOLE              26800
Morgan Stanley Dean Witter       COMMON        617446448    6099   66700         SOLE              66700
Motorola Inc.                    COMMON        620076109    4098  138900         SOLE              138900
Nabors Industries                COMMON        629568106    1310   25000         SOLE              25000
Network Appliance, Inc.          COMMON        64120L104    1376   10800         SOLE              10800
News Corp Ltd Ads                COMMON        652487703    1211   21600         SOLE              21600
News Corp Ltd Ads                CONV. PFD.    652487802     506   10800         SOLE              10800
Norfolk Southern Corp            COMMON        655844108     658   45000         SOLE              45000
Nortel Networks Corp.            COMMON        656568102    2106   35400         SOLE              35400
Northeast Bancorp                COMMON        663904100      51    6000         SOLE              6000
Novartis AG-ADR                  COMMON        66987V109    5733  148200         SOLE              148200
Oracle Corp.                     COMMON        68389X105     528    6700         SOLE              6700
PE Corp-PE Biosystems Group      COMMON        69332S102     501    4300         SOLE              4300
PMC - Sierra, Inc.               COMMON        69344F106     861    4000         SOLE              4000
Pepsico Inc.                     COMMON        713448108    9430  205000         SOLE              205000
Perkinelmer Inc.                 COMMON        714046109    4394   42100         SOLE              42100
Philip Morris Companies Inc      COMMON        718154107    4769  162000         SOLE              162000
Procter & Gamble Co.             COMMON        742718109    9347  139500         SOLE              139500
Qualcomm, Inc.                   COMMON        747525103     171    2400         SOLE              2400
Qwest Communications Int.        COMMON        749121109    4213   87548         SOLE              87548
RF Micro Devices, Inc.           COMMON        749941100     184    5750         SOLE              5750
Rockwell Internat'l Corp New     COMMON        773903109    1788   59000         SOLE              59000
Royal Dutch Petroleum -NY Reg    COMMON        780257804    8223  137200         SOLE              137200
SBC Communications Inc           COMMON        78387G103   12406  248742         SOLE              248742
Sabre Holdings Corp              COMMON        785905100    2623   90649         SOLE              90649
Sara Lee Corp                    COMMON        803111103    3114  153300         SOLE              153300
Schering-Plough                  COMMON        806605101   12106  260000         SOLE              260000
Schlumberger LTD                 COMMON        806857108    4774   58000         SOLE              58000
Sears Roebuck & Co               COMMON        812387108    2149   66300         SOLE              66300
Siebel Systems, Inc.             COMMON        826170102     824    7400         SOLE              7400
SmithKline Beecham               COMMON        832378301    6042   88050         SOLE              88050
Starwood Hotels & Resorts        COMMON        85590A203    2313   74000         SOLE              74000
Sun Microsystems, Inc.           COMMON        866810104     736    6300         SOLE              6300
TJX Companies, Inc.              COMMON        872540109    1013   45000         SOLE              45000
Target Corp.                     COMMON        87612E106    2050   80000         SOLE              80000
Tellabs, Inc.                    COMMON        879664100    3280   68700         SOLE              68700
Texaco Inc                       COMMON        881694103    2415   46000         SOLE              46000
Texas Instruments, Inc.          COMMON        882508104    2511   53000         SOLE              53000
Time Warner Inc.                 COMMON        887315109    4206   53700         SOLE              53700
Transocean Sedco Forex Inc.      COMMON        G90078109    2010   34289         SOLE              34289
Tricon Global Restaurants        COMMON        895953107     294    9600         SOLE              9600
Trw Inc                          COMMON        872649108    2417   59500         SOLE              59500
USX-Marathon Group               COMMON        902905827    2273   80100         SOLE              80100
United Parcel Service            COMMON        911312106    1748   31000         SOLE              31000
Veritas Software Corp.           COMMON        923436109     838    5900         SOLE              5900
Verizon Communications Inc.      COMMON        92343V104    7111  146810         SOLE              146810
Wal-Mart Stores                  COMMON        931142103   12219  253900         SOLE              253900
Walgreen Co                      COMMON        931422109    5311  140000         SOLE              140000
Waters Corporation               COMMON        941848103     374    4200         SOLE              4200
Worldcom Inc.                    COMMON        98157D106    3615  119000         SOLE              119000